Share-Based Compensation - Summary of Restricted Stock Units (Detail) - Restricted Stock Units (RSUs) [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units
RSUs outstanding at Beginning of Period	605,990
RSUs, Granted	159,323	76,192
RSUs, Shares issued upon vesting of RSUs	(230,990)
RSUs outstanding at End of Period	534,323	605,990
RSUs releasable at Sept 30, 2018	125,000
HCM Share Based Compensation Plans [Member]
Restricted Stock Units
RSUs outstanding at Beginning of Period	605,990	182,180	228,572
RSUs, Granted	159,323	500,000	29,800	228,572
RSUs, Shares issued upon vesting of RSUs	(105,990)	(76,190)	(76,192)
RSUs, Forfeited or canceled	0	0	0	0
RSUs outstanding at End of Period	659,323	605,990	182,180	228,572
RSUs releasable at Sept 30, 2018	125,000